Inx Token Warrant Liability - Schedule of Changes in the Number of INX Token Warrants (Details) - Warrants [Member]		12 Months Ended
		Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares
Schedule of Changes in the Number of INX Token Warrants [Line Items]
Number of tokens, INX Token warrants outstanding at beginning of year		8,116,958	5,574,292
Weighted average exercise price, INX Token warrants outstanding at beginning of year		$ 0.24	$ 0.33
Number of tokens, INX Token warrants granted during the year	[1]	4,430,028	4,030,000
Weighted average exercise price, INX Token warrants granted during the year	[1]	$ 0.1	$ 0.11
Number of tokens, INX Token warrants canceled during the year	[1]	(4,892,994)
Weighted average exercise price, INX Token warrants canceled during the year	[1]	$ 0.32
Number of tokens, INX Token warrants forfeited during the year		(840,314)	(854,334)
Weighted average exercise price, INX Token warrants forfeited during the year		$ 0.15	$ 0.37
Number of tokens, INX Token warrants expired during the year			(244,666)
Weighted average exercise price, INX Token warrants expired during the year			$ 0.07
Number of tokens, INX Token warrants exercised (INX Token issued) and INX Tokens vested during the year		(6,813,678)	(388,334)
Weighted average exercise price, INX Token warrants exercised (INX Token issued) and INX Tokens vested during the year		$ 0	$ 0
Number of tokens, INX Token warrants outstanding at the end of year			8,116,958
Weighted average exercise price, INX Token warrants outstanding at the end of year			$ 0.24
Number of tokens, INX Token warrants exercisable at the end of year			3,126,000
Weighted average exercise price, INX Token warrants exercisable at the end of year			$ 0.26

[1]	On February 27, 2025, the Board approved the cancellation of 2,386,000 token warrants previously granted by INX Limited to some of the Company’s employees and service providers. On the same date, the BOD approved to grant 1,599,076 token warrants if exercised or vested in accordance with its terms, will entitle the holder to purchase INX Tokens pursuant to the Share and Token Ownership and Award Plan (2021) of INX Limited, with any unspecified terms and conditions to be governed by the Plan. On August 4, 2025, the Board approved the cancellation of additional 2,479,202 token warrants previously granted by INX Limited to some of the Company’s employees and service providers. On the same date, the BOD approved to grant of 2,170,000 token warrants if exercised or vested in accordance with its terms, will entitle the holder to purchase INX Tokens pursuant to the Share and Token Ownership and Award Plan (2021) of INX Limited, with any unspecified terms and conditions to be governed by the Plan.